Annual Total Returns[BarChart] - Hartford International Opportunities HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.97%)	20.20%	21.55%	(3.87%)	1.88%	1.26%	25.25%	(18.74%)	26.43%	20.45%